Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Reserve [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2017	$ 123,950,544	$ 15,814,328	$ 13,812,095	$ (172,395,246)	$ 24,201,766	$ 9,134,005	$ 14,517,492
Balance, shares at Dec. 31, 2017	40,231,159
Common stock issued for exercise of the stock options for consulting services	$ 70,268	(23,768)					46,500
Common stock issued for exercise of the stock options for consulting services, shares	50,000
Issued common stock for exercise of employee options	$ 626,184	(626,184)
Issued common stock for exercise of employee options, shares	479,004
Net income/loss for the period				2,004,697		168,219	2,172,916
Foreign currency translation loss					(447,722)	4,170	(443,552)
Stock based compensation (Note 16)		289,912					289,912
Balance at Jun. 30, 2018	$ 124,646,996	15,454,288	13,812,095	(170,390,549)	23,754,044	9,306,394	16,583,268
Balance, shares at Jun. 30, 2018	40,760,163
Balance at Dec. 31, 2018	$ 126,146,996	15,782,904	14,044,269	(170,935,437)	23,218,159	9,347,036	17,603,927
Balance, shares at Dec. 31, 2018	41,760,163
Stock-based payment for consulting fee		59,461					59,461
Net income/loss for the period				(1,815,274)		(6,749)	(1,822,023)
Foreign currency translation loss					(2,528)	(555)	(3,083)
Stock based compensation (Note 16)		289,912					289,912
Balance at Jun. 30, 2019	$ 126,146,996	$ 16,132,277	$ 14,044,269	$ (172,750,711)	$ 23,215,631	$ 9,339,732	$ 16,128,194
Balance, shares at Jun. 30, 2019	41,760,163